--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================



Dear Shareholder:



We are pleased to present the annual report of Michigan Daily Tax Free Income Fund, Inc. for the year ended February 28, 1998.

The Fund had net assets of $51,593,047 and 330 active shareholders as of February 28, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff



Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date       Yield        (Note 1)      Moody's  & Poor's
   ------                                                                    ----       -----         ------       -------   -------
Other Tax Exempt Investments (14.79%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Oak Park, MI School District GO
               Collateralized By U.S. Government Securities                06/01/98      3.71%     $ 1,017,797                 AA
   1,000,000   Michigan Municipal Bond Authority                           09/18/98      3.85        1,003,161                SP-1+
   2,595,000   Michigan Municipal Bond Authority                           09/18/98      4.34        2,603,162                SP-1+
   1,000,000   Michigan Municipal Bond Authority - Series B                07/02/98      3.75        1,002,253                SP-1+
   2,000,000   Michigan Municipal Bond Authority - Series B                07/02/98      3.78        2,004,312                SP-1+
 -----------                                                                                     -------------
   7,595,000   Total Other Tax Exempt Investments                                                    7,630,685
 -----------                                                                                     -------------
Other Variable Rate Demand Instruments (b) (63.62%)
------------------------------------------------------------------------------------------------------------------------------------
 $   920,000   Birmingham, MI EDC Limited Obligation RB
               (Brown St. Assoc. Project) - Series 1983
               LOC Michigan National Bank                                  12/01/18      3.48%    $   920,000                  A1
   1,000,000   Charity Obligated Group 1997 E Bonds
               (Daughters of Charity)                                      11/01/11      3.35       1,000,000       VMIG-1     A1+
   1,000,000   Dearborn, MI EDC
               LOC Mellon Bank, N.A.                                       03/01/25      3.40       1,000,000                  A1
   2,000,000   EDC Farmington Hills - Carefour
               LOC Bankers Trust Company                                   09/01/15      3.23       2,000,000                  A1
   1,500,000   Holland, MI Economic Development
               LOC Industrial Bank of Japan, Ltd.                          03/01/13      3.65       1,500,000                  A1
   2,500,000   Jackson County, MI EDC (Thrifty Leoni)
               LOC First National Bank of Chicago                          12/01/14      3.23       2,500,000        Aa3
     400,000   Meridian, MI EDC (Hannah Research & Technology Center)
               LOC Comerica Bank                                           11/15/14      3.45         400,000                  A1+
   1,000,000   Michigan JDA (Gordon Food Services) - Series 1985
               LOC Rabobank Nederland                                      08/01/15      3.35       1,000,000        Aaa
   2,500,000   Michigan JDA (Kentwood Residence Association)
               LOC First Bank Systems                                      11/01/14      3.50       2,500,000                  A1
   1,000,000   Michigan JDA (Mazda Motors)
               LOC Sumitomo Bank, Ltd.                                     10/01/08      3.98       1,000,000       VMIG-1
   1,000,000   Michigan JDA - Series 1985 (c)
               LOC Trust Co. Bank of Atlanta                               09/01/00      3.50       1,000,000
   2,435,000   Michigan State (Allied Signal)                              04/01/99      3.45       2,435,000                  A1
     870,000   Michigan State Strategic Fund (260 Brown Street)
               LOC Comerica Bank                                           10/01/15      3.70         870,000       VMIG-1
   1,500,000   Michigan State Strategic Fund Limited Obligation RB
               (Advance Plastics Corp. Project) (c)
               LOC Comerica Bank                                           09/01/16      3.60       1,500,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

 -------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,400,000   Michigan State Strategic Fund Limited Obligation RB
               (Detroit Edison Company)
               LOC Barclays Bank PLC                                       09/01/30      3.70%     $ 2,400,000      P1        A1+
   1,000,000   Michigan State Strategic Fund Limited Obligation RB
               (Morrell Inc. Project) (c)
               LOC Comerica Bank                                           05/01/22      3.60        1,000,000
   2,000,000   Michigan State Strategic Fund Limited Obligation
               (Louisiana Pacific Corporation)
               LOC Wachovia Bank & Trust Co., N.A.                         09/01/09      3.50        2,000,000      Aa2
     400,000   Michigan Strategic Fund
               (National Rubber Michigan Incorporated Project)
               LOC National Bank of Canada                                 09/01/11      3.50          400,000      P1
     700,000   Michigan Strategic Fund
               (Pilot Industry Incorporated Project)
               LOC First National Bank of Chicago                          06/01/01      3.75          700,000      P1        A1+
   2,000,000   Michigan Strategic Fund (Sugar Company)
               LOC Trust Co. Bank of Atlanta                               11/01/03      3.50        2,000,000      Aa3
   1,000,000   Michigan Strategic Fund Limited Obligation RB
               (Mechanics Uniform Rental Co. Proj.) - Series 1995 (c)
               LOC First National Bank of Chicago                          08/01/15      3.60        1,000,000
     700,000   Michigan Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce                      06/15/10      3.70          700,000                A1+
   2,400,000   Michigan Strategic Fund, Limited Obligation RB
               (Pioneer Metal Finishing Mich. Inc. Proj.)
               LOC National City Bank, Northwest                           11/01/08      3.55        2,400,000      P1        A1
     600,000   Monroe County, MI EDC (Detroit Edison) - Series CC
               LOC Barclays Bank PLC                                       10/01/24      3.70          600,000      P1
 -----------                                                                                       -----------
  32,825,000   Total Other Variable Rate Demand Instruments                                         32,825,000
 -----------                                                                                       -----------
Put Bonds (d) (8.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   Michigan Strategic Fund
               (Donnelly Corporation Project) - Series 1988
               LOC Dresdner Bank A.G.                                      04/01/98      4.00%    $  2,500,000       P1       A1+
   1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 1983A                        03/01/98      3.75        1,000,000       Aa1      AAA
   1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                      09/01/98      3.80        1,000,000      VMIG-1    A1+
 -----------                                                                                     -------------
   4,500,000   Total Put Bonds                                                                       4,500,000
 -----------                                                                                     -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date       Yield        (Note 1)      Moody's  & Poor's
   ------                                                                    ----       -----         ------       -------   -------
Tax Exempt Commercial Paper (8.24%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,650,000   Delta County, MI EDC (Mead Escanaba) - Series B
               LOC Union Bank of Switzerland                               04/07/98      3.50%     $ 1,650,000      P1
   2,600,000   EDC Delta Michigan (Mead Escanaba) - Series A
               LOC Swiss Bank Corporation                                  04/07/98      3.50        2,600,000      P1
 -----------                                                                                       -----------
   4,250,000   Total Tax Exempt Commercial Paper                                                     4,250,000
 -----------                                                                                       -----------
Variable Rate Demand Instruments - Private Placements (b) (5.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $   108,000   Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                              11/01/99      5.53%     $   108,000      P1        A1
   2,500,000   EDC Kalamazoo
               (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                               09/01/15      3.55        2,500,000      P1        A1+
 -----------                                                                                       -----------
   2,608,000   Total Variable Rate Demand Instruments - Private Placements                           2,608,000
 -----------                                                                                       -----------
               Total Investments (100.43%) (Cost $51,813,685+)                                      51,813,685
               Liabilities in Excess of Cash and Other Assets (-0.43%)                             (   220,638)
                                                                                                   -----------
               Net Assets (100.00%), 51,611,795 shares outstanding - Class A (Note 3)              $51,593,047
                                                                                                   ===========
               Net assets value, offering and redemption price per share                           $      1.00
                                                                                                   ===========
               + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:
      EDC    =  Export Development Corporation              PCFA   =  Pollution Control Finance Authority
      GO     =  General Obligation                          PCRB   =  Pollution Control Revenue Bond
      HFA    =  Hospital Finance Authority                  RB     =  Revenue Bond
      JDA    =  Job Development Authority


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998

================================================================================



INVESTMENT INCOME
 Income:
    Interest....................................................................      $           1,885,048
                                                                                      ---------------------
 Expenses: (Note 2)
  Investment management fee.....................................................                    150,005
  Administration fee............................................................                    105,004
  Shareholder servicing fee (Class A)...........................................                     99,998
  Custodian expenses............................................................                     10,079
  Shareholder servicing and related shareholder expenses........................                     42,829
  Legal, compliance and filing fees.............................................                     27,148
  Audit and accounting..........................................................                     65,061
  Directors' fees...............................................................                      6,226
  Other.........................................................................                      4,363
                                                                                      ---------------------
    Total expenses..............................................................                    510,713
       Less fees waived.........................................................      (             105,004)
       Less expenses paid indirectly............................................      (                 702)
                                                                                      ---------------------
       Net expenses.............................................................                    405,007
                                                                                      ---------------------
 Net investment income..........................................................                  1,480,041
 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................                         43
                                                                                      ---------------------
 Increase in net assets from operations.........................................      $           1,480,084
                                                                                      =====================



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED FEBRUARY 28, 1998 AND 1997

================================================================================





                                                                              1998                       1997
                                                                        ---------------             ---------------

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................      $     1,480,041             $     1,527,663
    Net realized gain (loss) on investments.......................                   43                       1,221
                                                                        ---------------             ---------------
    Increase in net assets from operations........................            1,480,084                   1,528,884
 Dividends to shareholders from net investment income
    Class A.......................................................      (     1,479,951)*           (     1,527,603)*
    Class B.......................................................      (            90)*           (            60)*
 Capital share transactions (Note 3)
    Class A.......................................................            6,450,450             (    12,368,505)
    Class B.......................................................      (         5,055)                      5,055
                                                                        ---------------             ---------------
        Total increase (decrease).................................            6,445,438             (    12,362,229)
 Net assets:
    Beginning of year.............................................           45,147,609                  57,509,838
                                                                        ---------------             ---------------
    End of year...................................................      $    51,593,047             $    45,147,609
                                                                        ===============             ===============


    *    Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
    (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended February 28, 1998, the Manager voluntarily waived investment management fees of $105,004.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,059 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $702.

3. Capital Stock.

At February 28, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $51,611,795. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                                 Year
                                                      Ended                                Ended
Class A                                         February 28, 1998                    February 28, 1997
-------                                         -----------------                    -----------------
 Sold......................................         82,174,625                          122,798,906
 Issued on reinvestment of dividends.......          1,437,833                            1,492,802
 Redeemed..................................     (   77,162,008)                      (  136,660,213)
                                                --------------                       --------------
 Net increase (decrease)...................          6,450,450                       (   12,368,505)
                                                ==============                       ==============
                                                      Year                           October 10, 1996
                                                      Ended                     (Commencement of Sales) to
Class B                                         February 28, 1998                    February 28, 1997
-------                                         -----------------                    -----------------
 Sold......................................              --                                   5,000
 Issued on reinvestment of dividends.......                 92                                   55
 Redeemed..................................     (        5,147)                               --
                                                --------------                       --------------
 Net increase (decrease)...................     (        5,055)                               5,055
                                                ==============                       ==============

There were no Class B shares outstanding as of February 28, 1998.

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1998 amounted to $18,748. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 77% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Concentration of Credit Risk. (Continued)

monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                           Year Ended               Year Ended                Year Ended
Class A                                                   February 28,             February 29,              February 28,
-------                                            -------------------------      --------------      -------------------------
                                                     1998             1997             1996             1995             1994
                                                  ----------       ----------       ----------       ----------       ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year..........      $  1.00          $   1.00         $  1.00          $  1.00          $  1.00
                                                   ---------        ----------       ---------        ---------        ---------
 Income from investment operations:

     Net investment income...................         0.030             0.028           0.032            0.025            0.019
Less distributions:
     Dividends from net investment income....      (  0.030)        (   0.028)       (  0.032)        (  0.025)        (  0.019)
                                                   ---------        ----------       ---------        ---------        ---------
Net asset value, end of year................       $  1.00          $   1.00         $  1.00          $  1.00          $  1.00
                                                   =========        ==========       =========        =========        =========
Total Return................................          3.00%             2.82%           3.23%            2.56%            1.88%
Ratios/Supplemental Data
Net assets, end of year (000)...............       $ 51,593         $  45,143        $ 57,510         $ 55,324         $ 68,401
Ratios to average net assets:
     Expenses...............................          0.81%             0.82%           0.82%            0.75%            0.74%
     Net investment income..................          2.96%             2.79%           3.17%            2.53%            1.86%
     Management, administration and shareholder
        servicing fees waived...............          0.21%             0.08%           0.10%            0.28%            0.30%
     Expenses paid indirectly...............          0.00%             0.01%           0.02%            --               --

                                                                Year                       October 10, 1996
Class B                                                         Ended                 (Commencement of Sales) to
-------                                                   February 28, 1998              February 28, 1997
                                                          -----------------              -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................      $  1.00                        $  1.00
                                                              ---------                      ---------
 Income from investment operations:
     Net investment income                                       0.018                          0.012
 Less distributions:
     Dividends from net investment income                     (  0.018)                      (  0.012)
                                                              ---------                      ---------
 Net asset value, end of period.........................      $  1.00                        $  1.00
                                                              =========                      =========
 Total Return...........................................         3.19%*                         3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................         -0-                             5
 Ratios to average net assets:
     Expenses...........................................         0.62%*                         0.60%*
     Net investment income..............................         3.15%*                         3.04%*
     Management and administration fees waived..........         0.21%*                         0.08%*
     Expenses paid indirectly...........................         0.00%                          0.01%*
     *   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
Michigan Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                      \s\McGladrey & Pullen, LLP



New York, New York
March 31, 1998






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

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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------
Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020




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                                                       MICHIGAN
                                                       DAILY
                                                       TAX FREE
                                                       INCOME
                                                       FUND, INC.






                                                    Annual Report
                                                  February 28, 1998























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